GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
Guarantee commitments of the Group to Danish Shipowners' Association	$ 0.1	$ 0.1